Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consisted of the following as of March 28, 2015 and December 27, 2014:

	March 28,	December 27,
	2015	2014
Trade accounts receivable	$100,528	$131,060
Retention receivables	10,301	12,053
Receivables from related parties	928	333

Accounts receivable	111,757	143,446
Less: Allowance for doubtful accounts	(1,816)	(2,144)

Accounts receivable, net	$109,941	$141,302

Accounts receivable, net consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013

Trade accounts receivable	$131,060	$85,188
Retention receivables	12,053	15,966
Receivables from related parties	333	202

Accounts receivable	143,446	101,356
Less: Allowance for doubtful accounts	(2,144)	(2,019)

Accounts receivable, net	$141,302	$99,337